Other assets and other liabilities (Tables)	6 Months Ended
Jun. 30, 2016
Other assets and other liabilities
end of	2Q16	1Q16	4Q15
Other assets (CHF million)
Cash collateral on derivative instruments	10,055	8,121	7,921
Cash collateral on non-derivative transactions	987	412	327
Derivative instruments used for hedging	168	294	186
Assets held-for-sale	12,972	13,187	26,061
of which loans [1]	12,782	12,981	25,839
of which real estate [2]	161	171	182
of which long-lived assets	29	35	40
Assets held for separate accounts	625	907	1,307
Interest and fees receivable	5,370	5,196	5,658
Deferred tax assets	6,319	6,341	6,179
Prepaid expenses	528	520	448
Failed purchases	2,923	2,885	2,770
Other	6,336	6,764	7,160
Other assets	46,283	44,627	58,017
Other liabilities (CHF million)
Cash collateral on derivative instruments	12,773	12,625	13,989
Cash collateral on non-derivative transactions	360	420	518
Derivative instruments used for hedging	303	235	110
Deposits held-for-sale	2,420	2,690	0
Provisions	1,532	1,644	1,851
of which off-balance sheet risk	95	108	88
Restructuring liabilities	299	280	199
Liabilities held for separate accounts	625	907	1,307
Interest and fees payable	6,225	5,231	6,011
Current tax liabilities	757	841	608
Deferred tax liabilities	48	50	54
Failed sales	1,102	1,378	1,551
Other	13,081	14,014	16,033
Other liabilities	39,525	40,315	42,231
1
Included as of the end of 2Q16, 1Q16 and 4Q15 were CHF 802 million, CHF 968 million and CHF 1,135 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 72 million, CHF 73 million and CHF 60 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP.

2
As of the end of 2Q16, 1Q16 and 4Q15, real estate held-for-sale included foreclosed or repossessed real estate of CHF 21 million, CHF 35 million and CHF 31 million, respectively, of which CHF 13 million, CHF 6 million and CHF 3 million, respectively were related to residential real estate.